Deferred Tax Assets and Liabilities - Summary of Recovery and Settlement Timings (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	₩ 3,504,177	₩ 3,562,861
Total deferred tax assets	4,188,681	4,249,080
Deferred tax liabilities	0	2,069
Total deferred tax liabilities	684,504	688,288
Deferred tax assets after offsetting	3,504,177	3,560,792
More than 12 months [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	3,694,831	3,879,071
Deferred tax liabilities	496,851	588,669
Within 12 months [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	493,850	370,009
Deferred tax liabilities	₩ 187,653	₩ 99,619